REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Tables)	12 Months Ended
Sep. 30, 2014
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Schedule of real estate acquired in settlement of loans
	2014	2013

Residential real estate	$3,822,042	$5,162,875
Commercial real estate	2,721,641	3,069,637
	6,543,683	8,232,512
Less valuation allowance	(741,429)	(1,837,800)
Total	$5,802,254	$6,394,712

Schedule of allowance for losses on real estate acquired in settlement of loans

	2014	2013	2012

Balance, beginning of year	$1,837,800	$4,706,775	$2,515,800
(Recovery) provision charged to non-interest expense	(344,859)	1,770,126	3,175,919
Charge-offs	(751,512)	(4,639,101)	(984,944)
Balance, end of year	$741,429	$1,837,800	$4,706,775